Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	50,000	0
Preferred stock, shares outstanding	0	50,000	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock, shares issued	3,406,691,566	3,245,556,528	335,778,778
Common stock, shares outstanding	3,406,691,566	3,245,556,528	335,778,778